RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties

Related Party	Nature of the Party	Relationship with the Group
Ctrip.com International, Ltd. (“Ctrip”)	Online travel services provider	Mr. Qi Ji is a director
Lijiang Yibang Changchunteng Hotel Co Limited (“Yibang”)*	Hotel	Equity method investee of the Group
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Shanghai Qianya Hotel Management Co., Ltd (“Qianya”)	Hotels management	Investee of the Group
Accor Hotels (“Accor”)	Hotel Group	Shareholder of the Group
Chengjia (Shanghai) Apartment Management Co., Ltd. (Cjia)	Apartment Management Group	Equity method investee of the Group
Jiyuan Zhongzhou Express Hotel Co., Ltd. (“Jiyuan”)	Hotel	Equity method investee of the Group
Shanghai Yechun Catering Co., Ltd. (“Yechun”)	Catering Management Company	Equity method investee of the Group

* In June 2016, the Group disposed the equity investment in Yibang, subsequent to which Yibang is no longer a related party of the Group.

Schedule of amounts due from related parties
	As of December 31,
	2015	2016
Yibang	16,157	—
Sheen Star	—	37,060
Accor	—	4,052
Cjia	—	50,365
Jiyuan	—	3,398
Yechun	—	375
Ctrip	—	3,203

Total	16,157	98,453

Schedule of amounts due to related party

	As of December 31,
	2015	2016
Ctrip
-Payables for hotel reservation services	3,332	3,291
-Payables for Starway acquisition	4,084	—
Qianya
-Payables for service fee	237	164
Accor
-Payables for brand use fee, reservation fee and other related service fee	—	6,019
Jiyuan
-Payables for cash collected on behalf	—	59
Yechun
-Payables for cash collected on behalf	—	1,525

Total	7,653	11,058

Schedule of related party transactions

	Year Ended December 31,
	2014	2015	2016
Commission expenses to Ctrip	19,235	17,740	44,119
Service fee from Yibang	527	593	292
Service fee to Qianya	—	417	943
Brand use fee, reservation fee and other related service fee to Accor	—	—	6,019
Marketing and training fee from Ctrip	—	—	12,667
Service fee from Accor	—	—	4,052
Goods sold and service provided to Cjia	—	—	353
Interest income from Sheen Star	—	—	2,060

Total	19,762	18,750	70,505